UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson
Chief Executive Officer and President
Thompson Plumb Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2010

Date of reporting period: May 31, 2010

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Report
May 31, 2010

Thompson Plumb Growth Fund

Thompson Plumb MidCap Fund

Thompson Plumb Bond Fund

Telephone: 1-800-999-0887
www.thompsonplumb.com

___________________________________________

THOMPSON PLUMB FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON PLUMB FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2010

CONTENTS

Page(s)
GROWTH FUND
Investment review	4-6
Schedule of investments	7-8

MIDCAP FUND
Investment review	9-11
Schedule of investments	12-13

BOND FUND
Investment review	14-16
Schedule of investments	17-24

FUND EXPENSE EXAMPLES	25

FINANCIAL STATEMENTS
Statements of assets and liabilities	26
Statements of operations	27
Statements of changes in net assets	28
Notes to financial statements	29-34
Financial highlights	35-37

ADDITIONAL INFORMATION	38

This report contains information for existing shareholders of Thompson Plumb Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

GROWTH FUND INVESTMENT REVIEW (Unaudited)
May 31, 2010

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The Growth Fund produced a total return of 0.13% for the six-month period ended May 31, 2010, as compared to its benchmark, the S&P 500 Index, which returned 0.40%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/10
	1 Year	3 Year	5 Year	10 Year
Thompson Plumb Growth Fund	19.49%	-14.41%	-5.00%	1.22%
S&P 500 Index	20.99%	-8.69%	0.31%	-0.82%

Gross Expense Ratio as of 3/31/10 was 1.54%.
Net Expense Ratio – Effective 12/01/09 – 1.40%*

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Growth Fund through March 31, 2011.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

See Notes to Financial Statements.

GROWTH FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2010

Management Commentary

The modest lag in the Fund’s performance relative to its benchmark during the first half of the fiscal year was attributable to both sector and issue selection, with the Health Care, Energy and Industrials sectors having the largest effect on overall relative performance. This positive impact was partially offset by the decision to overweight the Health Care sector as the sector performed the second worst overall among sectors in the S&P 500 during this period. Health Care had the largest overall positive impact on relative performance because of individual issue selection. Our decision to overweight Health Care stocks was based on a belief that the share prices of Fund holdings in that sector had been unfairly punished during the government health care debate, and that following the passage of a health-care reform bill these holdings would outperform their peers. We were correct about the attractiveness of many of the individual holdings in the Fund relative to other Health Care stocks, but overestimated the size of the bounce that the sector would receive. Going forward, if the sector rotates back into more widespread favor with investors, we feel the Fund is well positioned to take advantage of that change in sentiment.

Industrials and Energy were the two sectors that made the largest negative contribution to the Fund’s performance. Relative underperformance in the Energy sector was attributable to an overweight position that the Fund implemented roughly a month in advance of the Deepwater Horizon oil spill in the Gulf of Mexico. The sector sank after the spill began, dragging the Fund’s holdings in that sector with it. Aside from the individual companies directly involved in the Deepwater Horizon rig, we believe the long-term consequences of the spill will actually be positive for most Energy stocks as any resulting constraint in supply growth stemming from the spill would be likely to increase oil and gas prices. Within the Industrials sector, the Fund’s relative underperformance was largely attributable to issue selection, as the holdings of the Fund, which we view as more defensive, did not keep up with the names that we see as more cyclical within the S&P 500.

Over the remainder of the fiscal year we expect the economy to continue to recover, and have positioned the Fund to take advantage of such a continued recovery if our expectation proves to be correct. We believe a more modest recovery, as opposed to a sharp “V”-shaped bounce, remains the most likely path of future growth. While at the end of the last fiscal year there was no evidence to support a “V” outlook, we are beginning to see some signs that to us signal that growth could occur faster than our more modest expectations. These signs have not been significant enough to change our prediction of which type of recovery is most likely, but they have been enough to bear watching. Most importantly, we believe the odds of a double-dip recession have declined. As a result, we have structured the sector weightings of the Fund and even its individual holdings in a way that we believe would perform well in such a growth environment. As long as we perceive that the fundamental data supporting our investment decisions is continuing to improve and that stocks remain attractively valued, we will maintain a positive outlook for equity market returns.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Please refer to the Schedule of Investments on page 7 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Current and future portfolio holdings are subject to risk.

See Notes to Financial Statements.

GROWTH FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2010

Top 10 Equity Holdings at 05/31/10
		% of Fund’s
Company	Industry	Net Assets
Exxon Mobil Corp.	Oil & Gas Producers	4.05%
Intel Corp.	Technology Hardware &	2.60%
	Equipment
Johnson & Johnson	Pharmaceuticals &	2.46%
	Biotechnology
Microsoft Corp.	Software & Computer	2.41%
	Services
General Electric Co.	General Industrials	2.24%
St. Jude Medical, Inc.	Health Care Equipment &	2.05%
	Services
Bank of America Corp.	Banks	2.00%
QUALCOMM Inc.	Technology Hardware &	2.00%
	Equipment
Hess Corp.	Oil & Gas Producers	1.98%
Amgen Inc.	Pharmaceuticals &	1.98%
	Biotechnology
As of May 31, 2010, 99.9% of the Fund’s net assets were in equity, cash and short-term instruments.

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2010

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 11.2%
Automobiles & Parts - 0.5%
LKQ Corp. (a)	36,175	$666,344

General Retailers - 5.2%
Abercrombie & Fitch Co. Class A	16,800	601,944
Bed Bath & Beyond Inc. (a)	30,200	1,355,074
Best Buy Co., Inc.	32,225	1,361,506
Kohl’s Corp. (a)	19,450	987,088
Office Depot, Inc. (a)	92,250	535,050
Target Corp.	36,570	1,994,162
		6,834,824
Media - 5.0%
CBS Corp. Class B	69,695	1,014,759
Lions Gate
Entertainment Corp. (a)	148,300	1,008,440
The Walt Disney Co.	30,250	1,010,955
Time Warner Inc.	44,975	1,393,775
Viacom Inc. Class B (a)	60,700	2,040,127
		6,468,056
Personal Goods - 0.5%
Hanesbrands, Inc. (a)	24,775	675,862

Consumer Staples - 6.8%
Beverages - 1.2%
PepsiCo, Inc.	25,850	1,625,707

Food & Drug Retailers - 4.3%
Sysco Corp.	57,175	1,704,387
Walgreen Co.	58,575	1,876,743
Wal-Mart Stores, Inc.	39,200	1,981,952
		5,563,082
Household Goods & Home
Construction - 1.3%
The Procter & Gamble Co.	27,375	1,672,339

Energy - 15.1%
Oil & Gas Producers - 11.3%
Anadarko Petroleum Corp.	17,400	910,542
Chevron Corp.	18,045	1,332,984
Devon Energy Corp.	21,145	1,350,108
Exxon Mobil Corp.	87,570	5,294,482
Hess Corp.	48,750	2,593,500
Marathon Oil Corp.	42,775	1,329,875
Murphy Oil Corp.	24,950	1,331,831
Petrohawk Energy Corp. (a)	35,400	680,742
		14,824,064
Oil Equipment, Services &
Distribution - 3.8%
Helmerich & Payne, Inc.	27,800	1,047,504
Schlumberger Ltd.	21,225	1,191,784
Smith International, Inc.	31,850	1,196,286
Weatherford International Ltd. (a)	109,350	1,544,022
		4,979,596
Financials - 15.3%
Banks - 8.9%
Associated Banc-Corp	149,340	2,005,636
Bank of America Corp.	166,200	2,615,988
First Horizon National Corp. (a)	104,673	1,303,179
JPMorgan Chase & Co.	50,950	2,016,601
Marshall & Ilsley Corp.	86,900	708,235
Northern Trust Corp.	45,170	2,295,088
PNC Financial Services Group, Inc.	10,750	674,563
		11,619,290
Financial Services - 5.9%
American Express Co.	33,800	1,347,606
Discover Financial Services	95,590	1,285,685
Eaton Vance Corp.	63,000	1,883,070
State Street Corp.	57,100	2,179,507
T. Rowe Price Group Inc.	19,250	953,260
		7,649,128
Insurance - 0.5%
Aflac, Inc.	15,060	667,158

Health Care - 16.6%
Health Care Equipment &
Services - 10.1%
Baxter International Inc.	39,450	1,665,973
Henry Schein, Inc. (a)	23,840	1,344,814
Medco Health
Solutions, Inc. (a)	35,505	2,046,863
Medtronic, Inc.	33,250	1,302,735
Patterson Cos., Inc.	34,155	1,014,745
ResMed Inc. (a)	15,225	957,500
St. Jude Medical, Inc. (a)	71,640	2,675,038
TomoTherapy Inc. (a)	51,644	162,679
Waters Corp. (a)	9,890	676,872
Zimmer Holdings, Inc. (a)	23,395	1,308,482
		13,155,701
Health Care Services - 1.0%
McKesson Corp.	19,375	1,356,250

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2010

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals &
Biotechnology - 5.5%
Amgen Inc. (a)	50,050	$2,591,589
Johnson & Johnson	55,135	3,214,370
Novartis AG ADR	29,275	1,317,668
		7,123,627

Industrials - 9.3%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	16,475	1,316,682

General Industrials - 3.5%
General Electric Co.	178,975	2,926,241
3M Co.	20,570	1,631,407
		4,557,648
Industrial Transportation - 1.0%
FedEx Corp.	16,000	1,335,840

Support Services - 3.8%
Cintas Corp.	51,350	1,335,100
EnergySolutions	212,050	1,325,312
Mobile Mini, Inc. (a)	41,800	668,800
W.W. Grainger, Inc.	16,095	1,637,666
		4,966,878

Information Technology - 24.8%
Computer Programs - 2.6%
Activision Blizzard, Inc.	63,985	687,839
Electronic Arts Inc. (a)	116,735	1,927,295
Take-Two Interactive Software,
Inc. (a)	61,825	715,315
		3,330,449
Electronic & Electrical
Equipment - 0.5%
Flextronics International Ltd. (a)	99,295	651,375

Internet Programs &
Services - 1.7%
eBay Inc. (a)	106,255	2,274,920

IT Services - 1.5%
Alliance Data Systems Corp. (a)	9,375	662,437
Visa Inc. Class A	17,885	1,295,947
		1,958,384
Software & Computer
Services - 4.2%
Adobe Systems Inc. (a)	31,425	1,008,114
Google Inc. Class A (a)	2,720	1,319,690
Microsoft Corp.	122,051	3,148,916
		5,476,720
Technology Hardware &
Equipment - 14.3%
Altera Corp.	71,500	1,685,255
Broadcom Corp. Class A	20,390	703,863
Cisco Systems, Inc. (a)	110,915	2,568,791
EMC Corp. (a)	73,700	1,372,294
Hewlett-Packard Co.	14,450	664,844
Intel Corp.	158,500	3,395,070
JDS Uniphase Corp. (a)	118,610	1,364,015
Linear Technology Corp.	48,320	1,351,027
Maxim Integrated Products, Inc.	74,530	1,323,653
QUALCOMM Inc.	73,530	2,614,727
Xilinx, Inc.	69,375	1,696,219
		18,739,758

Telecommunication Services - 0.8%
Mobile Telecommunications - 0.8%
Vodafone Group Plc ADR	51,995	1,045,100

TOTAL COMMON STOCKS
(COST $114,628,067)		130,534,782

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.0%
Variable-Rate Demand
Notes - 0.0%
American Family Financial
Services, 0.100%	$804	804

Total Variable-Rate Demand Notes		804

TOTAL SHORT-TERM INVESTMENTS
(COST $804)		804

TOTAL INVESTMENTS - 99.9%
(COST $114,628,871)		130,535,586

NET OTHER ASSETS AND
LIABILITIES - 0.1%		134,717

NET ASSETS - 100.0%		$130,670,303

(a) Non-income producing security.

ADR: American Depository Receipt

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2010

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The MidCap Fund produced a total return of 10.89% for the six-month period ended May 31, 2010, as compared to its benchmark, the Russell Midcap Index, which returned 10.41%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/10
		Since
		Inception
	1 Year	(03/31/08)
Thompson Plumb MidCap Fund	35.40%	2.22%
Russell Midcap Index	33.93%	-2.14%

Gross Expense Ratio as of 3/31/10 was 4.21%.
Net Expense Ratio after reimbursement was 1.30%.*

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2011.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2010

Management Commentary

The MidCap Fund outperformed its benchmark during the first half of the fiscal year as a result of overall sector selection coupled with individual issue selection within the Technology and Consumer Staples sectors. These areas of strength were enough to offset relatively underperforming issue selection within the Industrials sector. The positive relative sector selection mostly came from decisions to underweight the Fund’s Utilities holdings and overweight its Consumer Discretionary holdings relative to the Fund’s benchmark. Within the Technology sector, JDS Uniphase, Akamai Technologies and Heartland Payment Systems stood out, with returns of 55%, 65% and 74%, respectively, during the six-month period, while many other holdings outpaced the benchmark’s average return for that sector as well. The Fund’s performance in the Consumer Staples sector benefited from the acquisition of Bare Escentuals by Japanese firm Shiseido at a healthy premium to its share price prior to the announcement of the acquisition.

On the other hand, the Fund’s relative underperformance in the Industrials sector was attributable to a combination of underperforming individual stocks, such as EnergySolutions and Alliant Techsystems, coupled with a deliberate choice to avoid firms that we view as highly cyclical. With many of the names we view as more aggressive trading at healthy multiples of their prior peak earnings levels (much less of their current earnings levels), we believed that their potential for upside was limited. During the first half of the Fund’s fiscal year, the market disagreed with our viewpoint, causing the lag.

We are encouraged by the level of recent merger and acquisition (M&A) activity involving midcap companies, including some companies that have been held by the MidCap Fund. One of the primary reasons behind our launch of the MidCap Fund was to target midcap stocks that we viewed as offering attractive growth opportunities at reasonable valuations. We hoped that the Fund would provide shareholders with the opportunity to own indirect stakes in faster-growing companies before those companies’ business models had matured or their larger brethren had acquired them.

During the first year and a half of the Fund’s existence, the contracting credit markets and difficult environment for private equity funds made the Fund’s performance more dependent on earnings growth and price-to-earnings expansion of companies in the Fund’s portfolio, and less dependent on M&A activity. Now that it appears that some larger firms as well as many private equity funds have regained enough confidence to consider entering into M&A deals, we believe an extra component of shareholder return may be available to Fund shareholders through the premium typically paid to targets in M&A deals.

The first half of the fiscal year has seen Bare Escentuals, Smith International and Virtual Radiologic enter into deals to be acquired, while Pactiv and Airgas have seen their stock prices jump as rumors about potential deals have swirled. The stocks of all of these companies were held by the Fund at the time the transactions were announced or rumors of them made the news. We are hopeful these deals will be precursors to others in the second half of the fiscal year, and we feel that this is likely to be the case as long as the economy continues to recover.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have limited liquidity and greater volatility than large-capitalization companies.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Current and future portfolio holdings are subject to risk.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year.

Price to earnings (P/E) ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2010

Top 10 Equity Holdings at 05/31/10
		% of Fund’s
Company	Industry	Net Assets
Investment Technology Group, Inc.	Financial Services	2.10%
Maxim Integrated Products, Inc.	Technology Hardware	2.02%
	& Equipment
EnergySolutions	Support Services	2.01%
Henry Schein, Inc.	Health Care Equipment	2.00%
	& Services
Murphy Oil Corp.	Oil & Gas Producers	2.00%
Associated Banc-Corp	Banks	1.99%
ResMed Inc.	Health Care Equipment	1.99%
	& Services
Electronic Arts Inc.	Computer Programs	1.95%
JDS Uniphase Corp.	Technology Hardware	1.93%
	& Equipment
Weatherford International Ltd.	Oil Equipment, Services	1.90%
	& Distribution
As of May 31, 2010, 100.0% of the Fund’s net assets were in equity, cash and short-term instruments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2010

	Shares	Value
COMMON STOCKS - 100.0%
Consumer Discretionary - 16.1%
Automobiles & Parts - 1.0%
LKQ Corp. (a)	7,110	$130,966

General Retailers - 5.3%
Abercrombie & Fitch Co. Class A	5,260	188,466
Bed Bath & Beyond Inc. (a)	4,385	196,755
Jos. A. Bank Clothiers, Inc. (a)	1,597	96,906
Nordstrom, Inc.	3,340	132,598
Office Depot, Inc. (a)	11,629	67,448
		682,173
Household Products - 1.8%
Jarden Corp.	4,610	134,197
The Middleby Corp. (a)	1,775	99,950
		234,147
Media - 2.5%
CBS Corp. Class B	6,635	96,606
Lions Gate
Entertainment Corp. (a)	32,321	219,783
		316,389
Personal Goods - 3.7%
Coach, Inc.	5,768	237,122
Hanesbrands, Inc. (a)	8,508	232,098
		469,220
Travel & Leisure - 1.8%
Darden Restaurants, Inc.	5,371	230,416

Consumer Staples - 2.5%
Food Producers - 2.5%
McCormick & Co., Inc.	5,083	196,051
The J. M. Smucker Co.	2,242	123,803
		319,854

Energy - 11.8%
Mining - 0.3%
CONSOL Energy Inc.	900	32,832

Oil & Gas Producers - 7.2%
ATP Oil & Gas Corp. (a)	4,765	50,700
Bill Barrett Corp. (a)	2,065	67,236
Chesapeake Energy Corp.	1,475	32,952
Denbury Resources Inc. (a)	2,000	32,900
Forest Oil Corp. (a)	1,275	33,966
Murphy Oil Corp.	4,811	256,811
Noble Energy, Inc.	2,563	152,473
Petrohawk Energy Corp. (a)	5,175	99,515
Pioneer Natural Resources Co.	550	35,035
Quicksilver Resources Inc. (a)	2,690	32,845
Range Resources Corp.	2,275	102,261
Swift Energy Co. (a)	1,120	30,968
		927,662

Oil Equipment, Services &
Distribution - 4.3%
Helmerich & Payne, Inc.	3,690	139,039
Smith International, Inc.	4,590	172,400
Weatherford International Ltd. (a)	17,320	244,558
		555,997

Financials - 18.9%
Banks - 7.1%
Associated Banc-Corp	19,009	255,291
First Horizon National Corp. (a)	17,040	212,148
Marshall & Ilsley Corp.	19,981	162,845
Northern Trust Corp.	3,730	189,521
Regions Financial Corp.	4,250	32,428
SunTrust Banks, Inc.	1,175	31,666
Zions Bancorporation	1,380	33,051
		916,950
Financial Services - 5.7%
Discover Financial Services	16,244	218,482
Eaton Vance Corp.	8,100	242,109
Investment Technology
Group, Inc. (a)	15,965	269,170
		729,761
Insurance - 6.1%
Cincinnati Financial Corp.	6,025	163,820
Genworth Financial Inc.
Class A (a)	1,835	28,608
StanCorp Financial Group, Inc.	3,818	163,372
Torchmark Corp.	4,476	230,648
Unum Group	8,726	201,571
		788,019

Health Care - 11.3%
Health Care Equipment &
Services - 9.5%
Henry Schein, Inc. (a)	4,564	257,455
Lincare Holdings Inc. (a)	1,486	69,575
Patterson Cos., Inc.	7,505	222,974
ResMed Inc. (a)	4,055	255,019
Virtual Radiologic Corp. (a)	5,420	91,490
Waters Corp. (a)	2,939	201,145
Zimmer Holdings, Inc. (a)	2,275	127,241
		1,224,899

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2010

	Shares	Value
COMMON STOCKS (continued)
Health Care Services - 1.8%
McKesson Corp.	1,910	$133,700
MWI Veterinary Supply, Inc. (a)	1,933	94,736
		228,436

Industrials - 9.4%
Aerospace & Defense - 1.6%
Alliant Techsystems Inc. (a)	3,029	208,365

Industrial Engineering - 1.2%
SPX Corp.	2,625	155,138

Support Services - 6.6%
Cintas Corp.	8,895	231,270
EnergySolutions	41,285	258,031
Mobile Mini, Inc. (a)	8,250	132,000
W.W. Grainger, Inc.	2,208	224,664
		845,965

Information Technology - 21.1%
Computer Programs - 4.7%
Activision Blizzard, Inc.	15,445	166,034
Electronic Arts Inc. (a)	15,160	250,292
Take-Two Interactive
Software, Inc. (a)	16,060	185,814
		602,140
Electronic & Electrical
Equipment - 3.5%
Celestica Inc. (a)	6,981	64,993
Flextronics International Ltd. (a)	29,327	192,385
Molex Inc. Class A	10,960	192,786
		450,164
IT Services - 2.0%
Alliance Data Systems Corp. (a)	1,875	132,487
Fiserv, Inc. (a)	2,647	125,865
		258,352
Software & Computer
Services - 1.0%
Akamai Technologies, Inc. (a)	3,325	132,069

Technology Hardware &
Equipment - 9.9%
Altera Corp.	8,300	195,631
Broadcom Corp. Class A	4,000	138,080
JDS Uniphase Corp. (a)	21,561	247,951
Linear Technology Corp.	6,952	194,378
Maxim Integrated Products, Inc.	14,601	259,314
Xilinx, Inc.	9,511	232,544
		1,267,898
Materials - 6.1%
Chemicals - 2.7%
Airgas, Inc.	2,097	131,000
International Flavors &
Fragrances Inc.	4,948	220,186
		351,186
General Materials - 1.1%
Pactiv Corp. (a)	4,950	141,471

Household Materials - 1.3%
The Scotts Miracle-Gro Co.
Class A	3,646	161,992

Industrial Materials - 1.0%
Nalco Holding Co.	5,593	126,737

Utilities - 2.8%
Electricity - 0.8%
Pepco Holdings, Inc.	5,985	96,538

Gas, Water & Multiutilities - 2.0%
MDU Resources Group, Inc.	8,547	159,829
SCANA Corp.	2,689	97,584
		257,413

TOTAL COMMON STOCKS (COST
$10,890,249)		12,843,149

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.0%
Variable-Rate Demand Notes - 0.0%
American Family Financial
Services, 0.100%	$130	130

Total Variable-Rate Demand Notes		130

TOTAL SHORT-TERM INVESTMENTS
(COST $130)		130

TOTAL INVESTMENTS - 100.0%
(COST $10,890,379)		12,843,279

NET OTHER ASSETS AND
LIABILITIES - 0.0%		3,539

NET ASSETS - 100.0%		$12,846,818

(a) Non-income producing security.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2010

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The Bond Fund produced a total return of 3.73% for the six-month period ended May 31, 2010, as compared to its benchmark, the Barclays Capital Intermediate U.S. Government/Credit 1-10 Year Index, which returned 1.65%, and as compared to the Barclays Capital U.S. Government/Credit 1-5 Year Index, which returned 1.18%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/10
	1 Year	3 Year	5 Year	10 Year
Thompson Plumb Bond Fund	18.19%	9.56%	7.21%	7.24%
Barclays Capital Intermediate U.S. Gov’t/Credit 1-10 Year Index	7.33%	6.50%	5.06%	6.11%
Barclays Capital U.S. Gov’t/Credit 1-5 Year Index	5.00%	5.85%	4.81%	5.42%

Gross Expense Ratio as of 3/31/10 was 1.20%.
Net Expense Ratio after reimbursement was 0.80%.*
30-Day SEC Yield as of 05/31/10 was 3.10%.
30-Day SEC Yield (without reimbursement) as of 05/31/10 was 2.94%.

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Bond Fund through March 31, 2011.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Barclays Capital Intermediate U.S. Government/Credit 1-10 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 10 years. The Barclays Capital U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. You cannot directly invest in an index.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2010

Management Commentary

The Bond Fund outperformed both its benchmark and the Barclays Capital U.S. Government/Credit 1-5 Year Index over the semi-annual period as a result of the Fund’s larger allocation to corporate bonds. This overweighting helped performance in two ways. First, the average spread between Treasury bonds and corporate bonds at the BBB quality tier narrowed by 31 basis points, which more than overcame the impact of the 5-10 basis point increase in Treasury bond yields during the period. As a result, the average corporate bond in the Fund appreciated in value while the average Treasury or Agency bond in the Fund’s benchmark and in the Barclays Capital U.S. Government/Credit 1-5 Year Index depreciated in value. Secondly, with a higher average yield than both Treasury and Agency bonds, corporate bonds simply spun off more return in the form of interest income than those alternate types of bonds. With more of the Fund allocated to this higher-yielding category, the overall return of the Fund was enhanced relative to the benchmark.

Despite the decrease of 31 basis points in corporate bond spreads during the semi-annual time period, the decline as of mid-April of this year was a much larger 95 basis points. It was after this point that worries about European sovereign debt, efforts by the Chinese government to slow China’s economy, and the Deepwater Horizon oil spill all conspired to create a flight to quality among investors. As a result, corporate bond spreads ended the period at 181 basis points, at the higher end of the historical “normal range” of 100-200 basis points. At these levels we believe owning corporate bonds is still an attractive alternative to owning Treasury or Agency debt, and will likely maintain our current allocation. The steepness of the yield curve is such that we feel it remains attractive to buy corporate debt with maturities of 4-5 years, and with the passage of time “ride” each bond down the maturity curve to a 1-2 year maturity. Thus we expect that the current “barbell” strategy of buying corporate debt with maturities of 4-5 years along with Treasury and Agency debt with maturities of 6 months or less is likely to remain in place for the immediate future.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in asset-backed and mortgage-backed securities involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments on page 17 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

Current and future portfolio holdings are subject to risk.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2010

Asset Allocation at 05/31/10
% of Total Investments

Portfolio Concentration at 05/31/10
(Includes cash and cash equivalents)
% of Total Investments
Quality
U.S. Government and Agency Issues	19.3%
AA	5.4%
A	16.8%
BBB	51.2%
BB and Below	4.3%
Not Rated	0.1%
Short-Term Investments	2.7%
Common Stocks	0.2%
100.0%

Effective Maturity
Under 1 year	25.2%
1 to 3 years	11.7%
3 to 5 years	46.0%
5 to 10 years	16.1%
Over 10 years	0.8%
Common Stocks	0.2%
100.0%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2010

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.2%
Financials - 0.2%
Financial Services - 0.2%
CIT Group, Inc. (a)	17,450	$641,985

TOTAL COMMON STOCKS
(COST $501,587)		641,985

BONDS - 95.2%
Collateralized Mortgage
Obligations - 0.8%
General American Railcar II
6.210% due 9/20/2017	$2,421,166	2,475,846

Total Collateralized Mortgage
Obligations		2,475,846

Convertible Bonds - 1.3%
Amgen Inc.
0.375% due 2/1/2013	782,000	771,248
EMC Corp.
1.750% due 12/1/2013	1,000,000	1,276,250
Medtronic, Inc.
1.625% due 4/15/2013	991,000	1,004,626
NASDAQ OMX Group, Inc.
2.500% due 8/15/2013	1,020,000	977,925

Total Convertible Bonds		4,030,049

Corporate Bonds - 73.9%
Alcoa Inc.
6.000% due 7/15/2013	200,000	211,859
American Express
0.428% due 10/4/2010 (b)	400,000	399,876
6.650% due 9/15/2015	90,000	98,787
6.900% due 9/15/2015	277,000	307,265
American General Finance
6.000% due 10/15/2014	1,000,000	852,660
6.000% due 12/15/2014	1,000,000	817,555
6.900% due 12/15/2017	1,000,000	795,000
American Standard Cos., Inc.
5.500% due 4/1/2015	25,000	26,721
Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,781,163
Arden Realty LP
5.250% due 3/1/2015	3,019,000	3,205,097
Associated Banc-Corp
6.750% due 8/15/2011	2,622,000	2,618,106
Axis Capital Holdings
5.750% due 12/1/2014	2,244,000	2,383,599
Bank of America Corp.
7.375% due 5/15/2014	866,000	956,210
5.375% due 6/15/2014	50,000	51,666
5.150% due 8/15/2015	34,000	34,087
5.350% due 9/15/2015	383,000	389,744
5.250% due 12/1/2015	333,000	333,137
BB&T Corp.
5.200% due 12/23/2015	769,000	820,292
Bear Stearns Cos. LLC
3.760% due 3/10/2014 (b)	270,000	252,428
3.710% due 4/10/2014 (b)	100,000	95,614
Berkshire Hathaway
4.200% due 12/15/2010	1,448,000	1,474,425
Best Buy Co.
6.750% due 7/15/2013	570,000	639,192
Black Hills Corp.
9.000% due 5/15/2014	2,442,000	2,838,796
Boston Properties LP
5.625% due 4/15/2015	331,000	355,885
Boston Scientific Corp.
5.450% due 6/15/2014	292,000	295,996
4.500% due 1/15/2015	3,072,000	2,988,190
6.250% due 11/15/2015	2,606,000	2,712,317
Brinker International
5.750% due 6/1/2014	5,372,000	5,591,102
Capital One Bank
6.500% due 6/13/2013	423,000	462,395
Caterpillar Inc.
4.300% due 6/1/2010	1,000,000	1,000,000
CBS Corp.
8.200% due 5/15/2014	967,000	1,131,442
CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	215,941
CIT Group, Inc.
7.000% due 5/1/2013	202,759	195,156
7.000% due 5/1/2014	304,143	285,894
7.000% due 5/1/2015	304,143	280,572
7.000% due 5/1/2016	506,906	460,017
7.000% due 5/1/2017	709,672	640,479
Citigroup, Inc.
5.625% due 8/27/2012	250,000	258,498
5.000% due 9/15/2014	469,000	463,717
Commercial Net Lease Realty, Inc.
6.150% due 12/15/2015	426,000	438,876

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2010

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)
CONSOL Energy Inc.
7.875% due 3/1/2012	$1,252,000	$1,333,380
Continental Corp.
8.375% due 8/15/2012	150,000	162,883
Corning Inc.
6.050% due 6/15/2015	1,000,000	1,013,307
6.200% due 3/15/2016	428,000	475,190
Countrywide Financial Corp.
6.730% due 4/17/2013	93,000	98,344
6.250% due 5/15/2016	925,000	951,232
Coventry Health Care, Inc.
6.300% due 8/15/2014	2,944,000	3,119,094
6.125% due 1/15/2015	658,000	662,010
Darden Restaurants
7.125% due 2/1/2016	75,000	85,259
Discover Financial Services
0.786% due 6/11/2010 (b)	500,000	499,898
Dow Chemical Co.
7.600% due 5/15/2014	1,688,000	1,933,773
4.300% due 12/15/2014	117,000	118,260
5.900% due 2/15/2015	650,000	700,374
Duquesne Light Holdings Inc.
5.500% due 8/15/2015	5,820,000	5,920,430
Fidelity National Financial, Inc.
5.250% due 3/15/2013	166,000	168,471
Fifth Third Bancorp
6.250% due 5/1/2013	1,356,000	1,464,439
First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,715,502
4.625% due 5/15/2013	2,126,000	2,058,857
5.050% due 1/15/2015	2,035,000	1,976,467
5.650% due 4/1/2016	270,000	259,826
First Union National
7.800% due 8/18/2010	80,000	81,061
Fortune Brands, Inc.
4.875% due 12/1/2013	450,000	473,455
6.375% due 6/15/2014	1,143,000	1,260,169
5.375% due 1/15/2016	54,000	57,506
GE Capital Franchise Finance
8.750% due 10/15/2010	208,000	213,432
General Electric Capital Corp.
4.875% due 10/21/2010	500,000	506,929
4.250% due 12/1/2010	62,000	62,882
6.000% due 10/26/2012 (c)	69,000	69,834
5.900% due 5/13/2014	450,000	491,645
5.600% due 7/15/2014	500,000	523,845
4.500% due 5/15/2015	60,000	59,933
5.250% due 6/15/2015	25,000	25,881
5.400% due 6/15/2015	59,000	61,463
5.500% due 8/15/2015	30,000	31,449
5.000% due 4/15/2016	40,000	40,236
Genworth Life Insurance Co.
5.875% due 5/3/2013 (e)	1,365,000	1,422,338
GMAC LLC
7.000% due 10/15/2011	200,000	197,053
7.250% due 8/15/2012	100,000	98,011
7.000% due 11/15/2012	50,000	48,145
7.100% due 1/15/2013	32,000	30,988
6.000% due 7/15/2013	60,000	54,942
0.000% due 6/15/2015 (d)	1,250,000	796,875
6.350% due 2/15/2016 (c)	75,000	65,194
6.500% due 2/15/2016 (c)	100,000	87,576
6.500% due 9/15/2016 (c)	87,000	75,296
7.250% due 9/15/2017	259,000	228,161
Harley-Davidson
5.250% due 12/15/2012 (e)	1,675,000	1,752,822
15.000% due 2/1/2014	500,000	658,157
5.750% due 12/15/2014 (e)	3,800,000	3,924,199
Hartford Financial Services
3.410% due 6/15/2010 (b)	500,000	499,565
7.900% due 6/15/2010	50,000	50,115
5.250% due 10/15/2011	305,000	313,636
4.625% due 7/15/2013	750,000	770,200
5.050% due 7/15/2013	35,000	35,248
4.750% due 3/1/2014	825,000	845,569
HCP, Inc.
5.650% due 12/15/2013	1,368,000	1,437,564
6.000% due 3/1/2015	3,216,000	3,397,228
7.072% due 6/8/2015	531,000	585,036
Hospitality Properties Trust
6.750% due 2/15/2013	512,000	544,038
7.875% due 8/15/2014	2,543,000	2,795,108
5.125% due 2/15/2015	1,493,000	1,460,718
HRPT Properties Trust
5.750% due 11/1/2015	150,000	154,560
HSBC Finance Corp.
8.000% due 7/15/2010	306,000	308,280
5.700% due 7/15/2012	125,000	130,425
6.000% due 4/15/2013	621,000	661,494
4.400% due 5/15/2013	100,000	99,859
4.790% due 9/15/2013 (b)	156,000	151,705
4.650% due 10/10/2013 (b)	131,000	125,312
4.430% due 1/10/2014 (b)	206,000	202,815

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2010

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)
HSBC Finance Corp. (continued)
5.600% due 4/15/2014	$75,000	$78,550
5.500% due 7/15/2014	30,000	30,700
5.500% due 8/15/2014	45,000	45,112
6.000% due 8/15/2014	553,000	576,406
6.000% due 8/15/2014	67,000	69,805
5.800% due 9/15/2014	153,000	159,032
5.850% due 9/15/2014	90,000	93,682
5.650% due 10/15/2014	30,000	30,996
5.750% due 10/15/2014	274,000	285,807
5.350% due 11/15/2014	25,000	25,688
5.300% due 11/15/2016	82,000	80,491
Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,260,084
International Bank for
Reconstruction and
Development
0.000% due 8/15/2010 (d)	79,000	78,888
International Lease Finance Corp.
5.000% due 6/15/2010	300,000	299,789
ITT Hartford Group
7.300% due 11/1/2015	416,000	463,159
Jefferson-Pilot Corp.
4.750% due 1/30/2014	3,739,000	3,839,344
John Hancock Life Ins. Co.
5.450% due 9/15/2015	201,000	212,046
5.450% due 10/15/2015	29,000	30,529
5.500% due 11/15/2015	75,000	78,975
5.250% due 12/15/2015	25,000	26,231
5.500% due 12/15/2015	25,000	26,536
5.000% due 4/15/2016	60,000	61,769
Johnson Controls, Inc.
5.250% due 1/15/2011	1,035,000	1,053,667
Lexmark International, Inc.
5.900% due 6/1/2013	2,556,000	2,706,827
Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,679,980
Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	1,347,000	1,257,132
Marriott International, Inc.
5.810% due 11/10/2015	373,000	403,402
Marshall & Ilsley Bank
5.350% due 4/1/2011	1,219,000	1,230,911
6.375% due 9/1/2011	2,694,000	2,729,504
5.300% due 9/8/2011	757,000	760,533
5.150% due 2/22/2012	561,000	553,264
4.900% due 3/15/2012	15,000	14,844
5.500% due 7/15/2012	10,000	9,968
5.250% due 9/4/2012	1,640,000	1,623,595
5.200% due 2/16/2017	50,000	44,614
Masco Corp.
5.875% due 7/15/2012	1,558,000	1,612,271
7.125% due 8/15/2013	2,981,000	3,142,209
4.800% due 6/15/2015	500,000	479,932
6.125% due 10/3/2016	715,000	701,276
Maytag Corp.
5.000% due 5/15/2015	50,000	50,500
MBNA Corp.
7.500% due 3/15/2012	100,000	107,712
6.625% due 6/15/2012	75,000	80,071
5.000% due 6/15/2015	455,000	459,346
Merrill Lynch & Co.
5.450% due 2/5/2013	500,000	521,707
6.150% due 4/25/2013	455,000	481,501
0.000% due 8/30/2013 (d)	65,000	56,832
5.000% due 2/3/2014	138,000	139,664
5.450% due 7/15/2014	1,032,000	1,063,675
5.000% due 1/15/2015	143,000	141,030
5.300% due 9/30/2015	1,512,000	1,538,448
Met Life
4.625% due 8/19/2010 (e)	50,000	50,324
Montpelier Re Holdings Ltd.
6.125% due 8/15/2013	6,681,000	6,921,877
Morgan Stanley
4.143% due 6/1/2011 (b)	500,000	491,050
4.750% due 4/1/2014	4,268,000	4,236,895
6.000% due 4/28/2015	3,440,000	3,547,417
5.375% due 10/15/2015	714,000	704,510
Nabisco, Inc.
7.550% due 6/15/2015	50,000	58,587
National City Corp.
0.427% due 6/16/2010 (b)	1,000,000	999,924
4.900% due 1/15/2015	1,000,000	1,068,045
4.250% due 7/1/2018	200,000	191,627
National Rural Utilities
7.200% due 10/1/2015	30,000	34,616
NationsBank Corp.
0.000% due 8/15/2013 (d)	91,000	79,512
7.750% due 8/15/2015	187,000	209,016
NiSource Finance Corp.
5.400% due 7/15/2014	215,000	230,708
10.750% due 3/15/2016	600,000	769,543

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2010

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)
Nordstrom, Inc.
6.250% due 1/15/2018	$1,200,000	$1,345,531
Owens Corning
6.500% due 12/1/2016	840,000	882,412
PNC Funding Corp.
5.250% due 11/15/2015	352,000	375,069
PPL Energy Supply, LLC
6.500% due 5/1/2018	1,000,000	1,089,944
Principal Financial Group
7.875% due 5/15/2014	2,750,000	3,149,900
4.023% due 4/1/2016 (b)	50,000	47,075
Progressive Corp.
7.000% due 10/1/2013	25,000	27,491
Protective Life Corp.
4.300% due 6/1/2013	350,000	354,653
4.875% due 11/1/2014	820,000	824,457
Prudential Financial, Inc.
4.750% due 4/1/2014	5,000	5,226
5.100% due 9/20/2014	225,000	238,508
6.200% due 1/15/2015	1,100,000	1,210,374
5.000% due 3/16/2015	140,000	143,897
R.R. Donnelley & Sons Co.
4.950% due 4/1/2014	4,488,000	4,574,080
5.500% due 5/15/2015	911,000	923,954
Simon Property Group, LP
5.300% due 5/30/2013	1,000,000	1,072,657
5.750% due 12/1/2015	1,089,000	1,184,129
6.100% due 5/1/2016	1,000,000	1,096,414
SLM Corp.
5.400% due 10/25/2011	132,000	132,345
3.623% due 3/15/2012 (b)	145,000	131,370
3.643% due 6/15/2012 (b)	106,000	96,505
3.793% due 6/15/2012 (b)	66,000	60,568
5.125% due 8/27/2012	491,000	481,507
3.793% due 9/15/2012 (b)	65,000	58,937
3.693% due 12/15/2012 (b)	90,000	80,592
4.500% due 12/15/2012	25,000	23,693
4.500% due 12/15/2012	87,000	82,430
5.375% due 1/15/2013	395,000	386,319
4.500% due 3/15/2013	25,000	23,195
4.700% due 6/15/2013	10,000	8,985
4.750% due 6/15/2013	24,000	21,596
4.800% due 6/15/2013	25,000	23,155
4.593% due 9/15/2013 (b)	91,000	80,171
5.000% due 10/1/2013	945,000	891,630
4.300% due 12/15/2013	1,000	920
5.150% due 12/15/2013	60,000	56,174
5.250% due 12/15/2013	30,000	28,492
4.293% due 1/1/2014 (b)	591,000	500,807
4.263% due 1/31/2014 (b)	125,000	102,298
4.700% due 3/15/2014	25,000	23,000
4.950% due 3/15/2014	15,000	13,829
5.150% due 3/15/2014	10,000	9,347
3.763% due 4/1/2014 (b)	1,125,000	952,616
3.943% due 4/1/2014 (b)	155,000	128,286
3.843% due 5/1/2014 (b)	500,000	405,725
5.375% due 5/15/2014	692,000	633,524
4.523% due 6/2/2014 (b)	70,000	58,313
5.100% due 6/15/2014 (c)	20,000	18,428
5.150% due 6/15/2014 (c)	26,000	24,000
5.050% due 11/14/2014	35,000	30,619
3.893% due 12/15/2014 (b)	444,000	336,592
6.500% due 12/15/2014 (b)	250,000	216,238
5.000% due 4/15/2015	225,000	195,750
4.093% due 9/15/2015 (b)	90,000	70,646
5.000% due 9/15/2015	55,000	49,029
5.000% due 9/15/2015	45,000	40,083
5.000% due 9/15/2015	25,000	22,268
4.193% due 12/15/2015 (b)	128,000	97,763
4.393% due 5/3/2019 (b)	217,000	153,671
7.000% due 6/15/2021 (c)	79,000	64,893
5.400% due 4/25/2023 (c)	50,000	34,543
StanCorp Financial Group
6.875% due 10/1/2012	505,000	531,275
Staples, Inc.
9.750% due 1/15/2014	750,000	918,500
Steelcase, Inc.
6.500% due 8/15/2011	2,013,000	2,046,853
Sunoco, Inc.
4.875% due 10/15/2014	1,470,000	1,503,253
9.625% due 4/15/2015	3,666,000	4,377,813
SunTrust Bank
5.000% due 9/1/2015	4,525,000	4,581,671
Textron Financial Corp.
5.400% due 4/28/2013	635,000	656,611
Time Warner, Inc.
6.875% due 5/1/2012	170,000	185,262
Torchmark Corp.
7.375% due 8/1/2013	1,320,000	1,425,790
6.375% due 6/15/2016	1,017,000	1,046,326
7.875% due 5/15/2023	1,000,000	1,116,292
Transamerica Finance Corp.
0.000% due 9/1/2012 (d)	100,000	89,990

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2010

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)
Transatlantic Holdings, Inc.
5.750% due 12/14/2015	$2,590,000	$2,643,199
Tyco Electronics Group
6.000% due 10/1/2012	395,000	425,974
5.950% due 1/15/2014	792,000	866,758
UBS PaineWebber Group Inc.
7.625% due 2/15/2014	50,000	55,533
UDR, Inc.
5.500% due 4/1/2014	2,386,000	2,467,644
5.250% due 1/15/2015	690,000	708,072
Unitrin, Inc.
4.875% due 11/1/2010	1,150,000	1,156,625
Unum Group
7.625% due 3/1/2011	154,000	158,975
7.125% due 9/30/2016	3,200,000	3,579,984
UnumProvident Group
6.850% due 11/15/2015 (e)	1,900,000	2,045,567
Verizon New York
6.875% due 4/1/2012	250,000	270,539
Viacom, Inc.
5.625% due 8/15/2012	1,535,000	1,619,789
6.250% due 4/30/2016	365,000	409,737
Wachovia Bank
4.375% due 6/1/2010	50,000	50,000
4.800% due 11/1/2014	1,550,000	1,615,895
4.875% due 2/1/2015	500,000	523,006
5.000% due 8/15/2015	1,750,000	1,820,884
5.600% due 3/15/2016	50,000	52,678
5.625% due 10/15/2016	200,000	212,560
Wells Fargo & Co.
7.550% due 6/21/2010	89,000	89,326
4.625% due 8/9/2010	75,000	75,502
5.750% due 5/16/2016	200,000	215,221
Westinghouse Credit
8.875% due 6/14/2014	47,000	54,035
Wilmington Trust Corp.
4.875% due 4/15/2013	25,000	24,526
Wyeth
5.500% due 2/1/2014	1,000,000	1,111,685
Wyndham Worldwide
9.875% due 5/1/2014	5,835,000	6,448,107
XL Capital
6.500% due 1/15/2012	250,000	263,837
5.250% due 9/15/2014	3,678,000	3,874,424
Yum! Brands, Inc.
6.250% due 4/15/2016	791,000	888,087
Zions Bancorporation
5.000% due 11/7/2012	500,000	496,571
5.650% due 5/15/2014	1,700,000	1,590,471
7.750% due 9/23/2014	4,313,000	4,340,970

Total Corporate Bonds		227,968,829

Federal Agency Mortgage-
Backed Securities - 0.6%
Fannie Mae
6.000% due 10/1/2037,
Pool #88-8736	519,958	557,127
6.000% due 3/1/2038,
Pool #25-7134	975,638	1,045,382
Ginnie Mae
7.000% due 5/15/2033,
Pool #78-2071	89,049	100,437

Total Federal Agency Mortgage-
Backed Securities		1,702,946

United States Government and
Agency Issues - 18.6%
Chattanooga Valley Corp. (TVA)
0.000% due 7/1/2010 (d)	305,000	304,738
Fannie Mae
4.500% due 6/1/2010	180,000	180,000
4.625% due 6/1/2010	215,000	215,000
3.375% due 6/10/2010	50,000	50,038
7.125% due 6/15/2010	712,000	713,918
4.625% due 6/16/2010	25,000	25,045
4.375% due 6/21/2010	10,000	10,022
3.270% due 6/30/2010	120,000	120,283
5.125% due 7/6/2010 (c)	330,000	331,533
3.000% due 7/12/2010	797,000	799,502
5.125% due 7/13/2010 (c)	105,000	105,584
0.000% due 7/15/2010 (d)	41,000	40,958
4.700% due 7/28/2010	65,000	65,447
5.000% due 7/28/2010 (c)	165,000	166,213
4.750% due 8/2/2010	60,000	60,447
0.000% due 8/7/2010 (d)	246,000	245,626
4.875% due 8/11/2010	50,000	50,380
0.000% due 8/12/2010 (d)	35,000	34,943
3.250% due 8/12/2010	5,000	5,030
0.000% due 8/15/2010 (d)	40,000	39,932
4.250% due 8/15/2010	671,000	676,524
4.300% due 8/18/2010	35,000	35,297
5.000% due 8/24/2010	157,000	158,691

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2010

	Principal
	Amount	Value
BONDS (continued)
United States Government and
Agency Issues (continued)
Fannie Mae (continued)
4.375% due 9/13/2010	$382,000	$386,492
0.000% due 9/23/2010 (d)	30,000	29,921
0.000% due 10/8/2010 (d)	58,000	57,825
2.875% due 10/12/2010	645,000	651,177
0.000% due 10/15/2010 (d)	50,000	49,840
0.000% due 11/15/2010 (d)	31,000	30,876
6.625% due 11/15/2010	1,160,000	1,193,922
4.750% due 12/15/2010	1,848,000	1,893,280
6.080% due 12/15/2010	80,000	82,400
6.250% due 2/1/2011	495,000	514,122
Farmer Mac
4.875% due 8/27/2010	100,000	101,106
4.625% due 10/12/2010	2,000	2,032
Federal Farm Credit Banks
0.500% due 6/1/2010	50,000	50,000
2.000% due 6/11/2010	100,000	100,046
3.050% due 6/18/2010	50,000	50,066
5.250% due 6/24/2010	50,000	50,160
2.250% due 7/1/2010	150,000	150,251
4.000% due 7/6/2010	25,000	25,091
5.930% due 7/6/2010	315,000	316,740
4.500% due 7/7/2010	70,000	70,298
5.330% due 8/3/2010	80,000	80,700
4.400% due 8/4/2010	111,000	111,807
1.125% due 8/6/2010	150,000	150,264
4.300% due 8/13/2010	15,000	15,122
5.125% due 8/23/2010	10,000	10,109
4.650% due 8/25/2010	55,000	55,565
4.750% due 8/25/2010	155,000	156,629
4.450% due 8/27/2010	531,000	536,334
6.900% due 9/1/2010	115,000	116,847
3.200% due 9/2/2010	250,000	251,772
2.330% due 9/3/2010	50,000	50,267
1.250% due 9/9/2010	5,000	5,014
5.250% due 9/13/2010	671,000	680,221
6.890% due 9/13/2010	15,000	15,284
5.000% due 9/21/2010	15,000	15,218
4.180% due 9/22/2010	75,000	75,910
4.350% due 9/22/2010	61,000	61,772
4.000% due 9/24/2010	145,000	146,709
1.200% due 9/27/2010	10,000	10,031
4.260% due 9/30/2010	50,000	50,664
4.500% due 10/4/2010	25,000	25,363
6.320% due 10/12/2010	185,000	189,088
4.700% due 10/20/2010	332,000	337,710
4.750% due 11/1/2010	55,000	56,029
5.000% due 11/2/2010	10,000	10,199
4.180% due 11/5/2010	290,000	294,853
6.700% due 11/22/2010	167,000	172,095
3.750% due 12/6/2010	250,000	254,308
5.150% due 12/6/2010	120,000	122,948
6.135% due 12/13/2010	150,000	154,587
4.375% due 12/20/2010	30,000	30,654
6.300% due 12/20/2010	36,000	37,176
6.030% due 12/29/2010	120,000	123,879
0.450% due 1/4/2011	75,000	74,996
5.750% due 1/18/2011	243,000	251,112
5.050% due 2/1/2011	25,000	25,758
Federal Home Loan Banks
0.500% due 6/1/2010	25,000	25,000
3.000% due 6/11/2010	2,670,000	2,672,045
4.250% due 6/11/2010	695,000	695,773
5.250% due 6/11/2010	770,000	771,070
4.400% due 6/15/2010	30,000	30,048
2.750% due 6/18/2010	200,000	200,237
4.500% due 6/21/2010	175,000	175,414
0.560% due 6/22/2010	40,000	40,007
4.500% due 6/22/2010	20,000	20,050
5.000% due 6/30/2010 (c)	100,000	100,381
1.000% due 7/6/2010	500,000	500,326
1.000% due 7/7/2010	50,000	50,038
4.570% due 7/7/2010	25,000	25,108
5.000% due 7/12/2010 (c)	100,000	100,541
0.500% due 7/13/2010	15,000	15,003
1.060% due 7/13/2010	1,000,000	1,000,956
4.375% due 7/13/2010	135,000	135,650
4.500% due 7/13/2010	160,000	160,794
4.320% due 7/14/2010	50,000	50,243
3.500% due 7/16/2010	3,705,000	3,720,313
0.550% due 7/20/2010	500,000	500,210
3.750% due 7/22/2010	75,000	75,372
0.550% due 7/28/2010	440,000	440,216
1.300% due 7/30/2010	65,000	65,100
4.000% due 7/30/2010	35,000	35,215
0.550% due 8/4/2010	50,000	50,027
1.000% due 8/5/2010	35,000	35,047
4.550% due 8/6/2010	405,000	408,058
4.516% due 8/10/2010	210,000	211,666
4.700% due 8/10/2010	35,000	35,289
3.375% due 8/13/2010	65,000	65,412
4.125% due 8/13/2010	865,000	871,712
4.750% due 8/13/2010	1,515,000	1,528,649

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2010

	Principal
	Amount	Value
BONDS (continued)
United States Government and
Agency Issues (continued)
Federal Home Loan Banks (continued)
6.875% due 8/13/2010	$570,000	$577,543
4.710% due 8/16/2010	20,000	20,186
4.875% due 8/16/2010	160,000	161,543
1.300% due 8/24/2010	25,000	25,061
4.785% due 8/26/2010	155,000	156,661
1.300% due 8/27/2010	130,000	130,329
1.375% due 8/27/2010	80,000	80,217
5.000% due 9/1/2010	515,000	521,121
1.400% due 9/2/2010	25,000	25,073
1.350% due 9/3/2010	290,000	290,822
1.375% due 9/3/2010	530,000	531,535
0.700% due 9/8/2010	25,000	25,031
3.000% due 9/10/2010	260,000	261,971
3.050% due 9/10/2010	25,000	25,193
3.375% due 9/10/2010	115,000	115,990
4.500% due 9/10/2010	255,000	257,948
5.125% due 9/10/2010	475,000	481,695
1.400% due 9/16/2010	30,000	30,101
3.100% due 9/17/2010	50,000	50,353
4.000% due 9/17/2010	135,000	136,493
4.375% due 9/17/2010	440,000	445,350
4.520% due 9/23/2010	55,000	55,731
5.125% due 9/29/2010	225,000	228,508
1.250% due 9/30/2010	25,000	25,083
1.250% due 10/8/2010	150,000	150,534
1.250% due 10/14/2010	125,000	125,466
3.375% due 10/20/2010	155,000	156,874
1.125% due 10/22/2010	55,000	55,190
4.375% due 10/22/2010	125,000	126,977
0.480% due 10/25/2010	50,000	50,048
0.500% due 10/25/2010	150,000	150,264
5.000% due 10/27/2010	25,000	25,482
4.250% due 11/2/2010	1,025,000	1,042,152
1.195% due 11/4/2010	335,000	336,329
3.125% due 11/12/2010	50,000	50,635
4.300% due 11/12/2010	75,000	76,346
1.050% due 11/15/2010	20,000	20,044
4.250% due 11/15/2010	1,585,000	1,613,115
6.625% due 11/15/2010	655,000	673,754
1.000% due 11/18/2010	160,000	160,521
3.000% due 12/10/2010	115,000	116,580
3.500% due 12/10/2010	185,000	187,998
3.875% due 12/10/2010	105,000	106,896
4.750% due 12/10/2010	515,000	526,800
6.100% due 12/13/2010	70,000	72,139
3.200% due 12/17/2010	45,000	45,683
3.625% due 12/17/2010	135,000	137,345
5.210% due 12/29/2010	70,000	71,919
3.150% due 1/3/2011	50,000	50,791
Financing Corp.
0.000% due 5/30/2010,
Series 2 (d)	154,000	154,000
0.000% due 5/30/2010,
Series C (d)	59,000	59,000
0.000% due 6/6/2010,
Series 12 (d)	29,000	28,996
0.000% due 6/27/2010,
Series 13 (d)	148,000	147,895
0.000% due 8/3/2010,
Series 6 (d)	43,000	42,927
0.000% due 8/3/2010,
Series 7 (d)	41,000	40,931
0.000% due 8/3/2010,
Series D (d)	44,000	43,926
0.000% due 8/8/2010,
Series 5 (d)	53,000	52,903
0.000% due 8/8/2010,
Series 11 (d)	49,000	48,911
0.000% due 8/8/2010,
Series A (d)	2,000	1,996
0.000% due 9/26/2010,
Series D (d)	131,000	130,582
0.000% due 10/5/2010,
Series 16 (d)	416,000	414,561
0.000% due 10/5/2010,
Series 17 (d)	207,000	206,284
0.000% due 10/6/2010,
Series 4 (d)	38,000	37,867
0.000% due 10/6/2010,
Series Gen (d)	153,000	152,466
0.000% due 11/2/2010,
Series E (d)	426,000	424,181
0.000% due 11/11/2010,
Series 1 (d)	511,000	508,679
0.000% due 11/30/2010,
Series 2 (d)	8,000	7,959
0.000% due 11/30/2010,
Series 3 (d)	82,000	81,580
0.000% due 11/30/2010,
Series 10 (d)	77,000	76,605
0.000% due 11/30/2010,
Series C (d)	30,000	29,846
0.000% due 12/6/2010,
Series 19 (d)	42,000	41,779
0.000% due 12/27/2010,
Series 13 (d)	83,000	82,512

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2010

	Principal
	Amount	Value
BONDS (continued)
United States Government and
Agency Issues (continued)
Freddie Mac
3.340% due 6/9/2010	$230,000	$230,152
3.500% due 6/11/2010	5,000	5,004
0.000% due 6/15/2010 (d)	27,000	26,992
3.500% due 6/16/2010	15,000	15,020
4.125% due 6/16/2010 (c)	25,000	25,039
3.550% due 6/18/2010	10,000	10,015
4.500% due 7/6/2010	2,437,000	2,447,079
4.125% due 7/12/2010	2,427,000	2,437,725
0.000% due 7/15/2010 (d)	245,000	244,760
3.250% due 7/16/2010	1,796,000	1,802,749
0.000% due 7/18/2010 (d)	55,000	54,943
4.625% due 7/28/2010	115,000	115,779
4.790% due 8/4/2010	110,000	110,875
4.750% due 8/9/2010	63,000	63,524
3.050% due 8/12/2010	9,000	9,048
5.000% due 9/1/2010	268,000	271,124
1.450% due 9/10/2010	35,000	35,115
6.875% due 9/15/2010	484,000	493,526
4.750% due 9/22/2010	108,000	109,398
4.750% due 10/4/2010	175,000	177,644
4.160% due 10/13/2010	65,000	65,897
4.125% due 10/18/2010	332,000	336,903
5.000% due 10/18/2010	740,000	752,870
3.125% due 10/25/2010	5,000	5,058
5.000% due 10/27/2010 (c)	30,000	30,563
5.000% due 10/27/2010 (c)	195,000	198,663
4.250% due 10/28/2010	525,000	533,319
2.875% due 11/23/2010	124,000	125,583
4.750% due 12/8/2010	891,000	911,240
0.000% due 12/15/2010 (d)	17,000	16,922
1.550% due 12/15/2010	220,000	221,327
4.500% due 12/16/2010	115,000	117,547
1.500% due 1/7/2011	203,000	204,262
Government Trust Certificates
(Israel)
0.000% due 10/1/2010 (d)	55,000	54,798
0.000% due 11/15/2010 (d)	120,000	119,386
Resolution Funding Corp.
0.000% due 7/15/2010 (d)	392,000	391,717
0.000% due 10/15/2010 (d)	324,000	323,251
Tennessee Valley Authority
0.000% due 6/15/2010 (d)	44,000	43,985
0.000% due 7/15/2010 (d)	25,000	24,973
0.000% due 10/15/2010 (d)	147,000	146,491
0.000% due 11/1/2010 (d)	203,000	202,207
0.000% due 1/15/2011 (d)	54,000	53,681
5.625% due 1/18/2011	236,000	243,940

Total United States Government
and Agency Issues		57,224,660

TOTAL BONDS
(COST $287,018,962)		293,402,330

SHORT-TERM INVESTMENTS - 2.8%
United States Government and
Agency Issues - 2.6%
Fannie Mae Discount Notes
0.218% due 10/1/2010	100,000	99,898
United States Treasury Bills
0.142% due 7/1/2010	6,000,000	5,999,300
0.132% due 7/8/2010	2,000,000	1,999,733

Total United States Government
and Agency Issues		8,098,931

Variable-Rate Demand Notes - 0.2%
American Family Financial
Services, 0.100%	546,349	546,349

Total Variable-Rate Demand Notes		546,349

TOTAL SHORT-TERM INVESTMENTS
(COST $8,645,279)		8,645,280

TOTAL INVESTMENTS - 98.2%
(COST $296,165,828)		302,689,595

NET OTHER ASSETS AND
LIABILITIES - 1.8%		5,611,378

NET ASSETS - 100.0%		$308,300,973

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at May 31, 2010.
(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.
(d)	Zero-coupon security.
(e)	Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2010

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During
	Account Value	Account Value	Period*
	12/1/09	05/31/10	12/1/09-05/31/10
Thompson Plumb Growth Fund
Actual	$1,000.00	$994.42	$6.86
Hypothetical (5% return before expenses)	$1,000.00	$1,018.12	$6.94
Thompson Plumb MidCap Fund
Actual	$1,000.00	$1,102.42	$6.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.52	$6.54
Thompson Plumb Bond Fund
Actual	$1,000.00	$1,033.31	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.03

*
Expenses are equal to the annualized expense ratio for each Fund (Growth Fund: 1.38%; MidCap Fund: 1.30%; and Bond Fund: 0.80%), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2010 (In thousands, except per share amounts)

	GROWTH	MIDCAP	BOND
	FUND	FUND	FUND
ASSETS
Total investments in securities, at value (Cost $114,629, $10,890 and
$296,166, respectively)	$130,536	$12,843	$302,690
Due from sale of securities	238	7	–
Receivable from fund shares sold	9	2	5,872
Dividends and interest receivable	271	12	3,860
Due from investment advisor	–	2	–
Prepaid expenses	28	17	35
Total Assets	131,082	12,883	312,457
LIABILITIES
Due on purchase of securities	55	–	3,005
Payable for fund shares redeemed	101	–	976
Line of credit	94	14	–
Accrued expenses payable	41	22	43
Due to investment advisor	121	–	132
Total Liabilities	412	36	4,156
NET ASSETS	$130,670	$12,847	$308,301
Net Assets consist of:
Capital stock ($.001 par value)	$238,616	$11,043	$299,045
Undistributed net investment income (loss)	(117)	(4)	2,445
Accumulated net realized gain (loss) on investments	(123,736)	(145)	287
Net unrealized appreciation on investments	15,907	1,953	6,524
Net Assets	$130,670	$12,847	$308,301
Shares of capital stock outstanding (unlimited shares authorized)	4,834	1,241	27,256
Offering and redemption price/Net asset value per share	$27.03	$10.35	$11.31

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2010 (In thousands)

	GROWTH	MIDCAP	BOND
	FUND	FUND	FUND
Investment income
Dividends(1)	$1,003	$70	–
Interest	–	–	$4,943
	1,003	70	4,943
Expenses
Investment advisory fees	665	59	639
Shareholder servicing costs	107	16	76
Administrative and accounting services fees	63	15	71
Professional fees	37	24	40
Directors fees	21	7	20
Custody fees	17	7	21
Federal & state registration	16	17	28
Other expenses	54	6	67
Total expenses	980	151	962
Less expenses reimbursed by advisor	–	(75)	(126)
Net expenses	980	76	836
Net investment income (loss)	23	(6)	4,107
Net realized gain on investments	7,477	603	291
Net unrealized appreciation (depreciation) on investments	(6,700)	436	2,895
Net gain on investments	777	1,039	3,186
Net increase in net assets resulting from operations	$800	$1,033	$7,293

(1)Net of foreign withholding taxes	$8	$–	–

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	GROWTH		MIDCAP		BOND
	FUND		FUND		FUND
	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2010	November 30,	May 31, 2010	November 30,	May 31, 2010	November 30,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income (loss)	$23	$407	$(6)	$7	$4,107	$4,055
Net realized gain (loss) on investments	7,477	(42,167)	603	(407)	291	1,576
Net unrealized appreciation (depreciation)
on investments	(6,700)	84,205	436	2,826	2,895	10,019
Net increase in net assets resulting
from operations	800	42,445	1,033	2,426	7,293	15,650

Distributions to Shareholders
Distributions from net investment income	(243)	(1,953)	(4)	(19)	(2,842)	(3,761)
Distributions from net realized gains on
securities transactions	–	–	(56)	–	(1,011)	–
Total distributions to shareholders	(243)	(1,953)	(60)	(19)	(3,853)	(3,761)

Fund Share Transactions (See Note 4)	(14,018)	(30,233)	2,236	4,925	170,682	78,328

Total Increase (Decrease) in Net Assets	(13,461)	10,259	3,209	7,332	174,122	90,217

Net Assets
Beginning of period	144,131	133,872	9,638	2,306	134,179	43,962
End of period	$130,670	$144,131	$12,847	$9,638	$308,301	$134,179
Undistributed net investment income (loss)
included in net assets at end of period	$(117)	$103	$(4)	$3	$2,445	$1,178

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2010

NOTE 1 - ORGANIZATION
Thompson Plumb Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson Plumb Growth Fund (the “Growth Fund”), Thompson Plumb MidCap Fund (the “MidCap Fund”) and Thompson Plumb Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of May 31, 2010.

In accordance with Accounting Standards Codification Topic 820-10, “Fair Value Measurements and Disclosures” (“Topic 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Topic 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

In April 2009, the Financial Accounting Standards Board (“FASB”) updated the accounting standards to provide guidance on estimating the fair value of an asset or liability when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2010

the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ net assets as of May 31, 2010:

	Growth Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$130,534,782	–	–	$130,534,782
Short-term Investments	–	$804	–	804
Total	$130,534,782	$804	–	$130,535,586

	MidCap Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$12,843,149	–	–	$12,843,149
Short-term Investments	–	$130	–	130
Total	$12,843,149	$130	–	$12,843,279

	Bond Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$641,985	–	–	$641,985
Bonds	–	$293,402,330	–	293,402,330
Short-term Investments	–	8,645,280	–	8,645,280
Total	$641,985	$302,047,610	–	$302,689,595

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities on the same basis for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2010

MORTGAGE DOLLAR ROLLS - The Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the Growth Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

DIRECTED BROKERAGE ARRANGEMENTS - The Funds have directed brokerage arrangements with Fidelity Capital Markets, BNY Brokerage and Trade Manage Capital, Inc. Upon purchase and/or sale of the investment securities at best execution, the Funds pay brokerage commissions to Fidelity Capital Markets, BNY Brokerage and Trade Manage Capital, Inc. These commission payments generate non-refundable cumulative credits, which are available to pay certain expenses of the Funds. There were no directed brokerage credits during the six-month period ended May 31, 2010.

LINE OF CREDIT - The Funds have established a line of credit (“LOC”) with U.S. Bank N.A. which expires November 15, 2010 used primarily to finance redemption payments. Each of the individual Fund’s borrowing under the LOC is limited to either 5% of the market value of that Fund’s total assets or any explicit borrowing limits imposed by the Funds’ Board, whatever is less. As of May 31, 2010, the limits established by the Funds’ Board are: Growth Fund - $10,000,000, MidCap Fund - $500,000 and Bond Fund - $4,000,000. The following table shows the average balance, average interest rate and interest expense incurred by the Funds on borrowings under the LOC for the six-month period ended May 31, 2010.

	Average	Average	Interest
Fund	Balance	Interest Rate	Expense
Growth Fund	$265,863	3.250%	$4,373
MidCap Fund	$10,495	3.250%	$173
Bond Fund	$36,258	3.250%	$596

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2010

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - The Funds implemented the provisions of the FASB Accounting Standards Codification Topic 740 (“Topic 740”) Accounting for Uncertainty in Income Taxes. This topic prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The implementation of Topic 740 resulted in no material liability for unrecognized tax benefits in the accompanying financial statements. Generally, each of the tax years in the four-year period ended November 30, 2009 remains subject to examination by taxing authorities. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard requires the disclosure of the date through which subsequent events were evaluated. This standard was issued and is effective for interim or annual reporting periods ending after June 15, 2009, and applies prospectively. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements on July 23, 2010 and have determined that such subsequent events do not have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM”) is retained by the Funds provides for compensation to TIM (computed daily and paid monthly) at the following annual rates: for the Growth Fund and MidCap Fund - 1.00% of the first $50 million of average daily net assets and 0.90% of average daily net assets in excess of $50 million; and for the Bond Fund - 0.65% of the first $50 million of average daily net assets and 0.60% of average daily net assets in excess of $50 million.

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2011 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: Growth Fund-1.40%, MidCap Fund-1.30% and Bond Fund-0.80%. For the six-month period ended May 31, 2010, the Advisor reimbursed expenses incurred by the MidCap Fund and the Bond Fund in the amounts of $75,298 and $125,946, respectively.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bancorp Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2010 in the amounts of $17,528, $15,000 and $27,465 for the Growth Fund, MidCap Fund and Bond Fund, respectively.

As of May 31, 2010, retirement plan investments by certain employees of the Advisor represent 0.90%, 4.93% and 0.03% of the net assets of the Growth Fund, MidCap Fund and Bond Fund, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2010

NOTE 4 - FUND SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:

(In thousands)
	Six-Month Period Ended		Year Ended
	May 31, 2010 (Unaudited)		November 30, 2009
	Shares	Dollars	Shares	Dollars
Growth Fund
Shares sold	127	$3,609	584	$12,785
Shares issued in reinvestment of dividends	8	232	92	1,864
Shares issued in reinvestment of realized gains	–	–	–	–
Shares redeemed	(632)	(17,859)	(2,122)	(44,882)
Net decrease	(497)	$(14,018)	(1,446)	$(30,233)

MidCap Fund
Shares sold	273	$2,839	730	$5,552
Shares issued in reinvestment of dividends	-	4	2	16
Shares issued in reinvestment of realized gains	6	56	–	–
Shares redeemed	(64)	(663)	(79)	(643)
Net increase	215	$2,236	653	$4,925

Bond Fund
Shares sold	18,807	$210,777	9,590	$101,920
Shares issued in reinvestment of dividends	244	2,705	345	3,361
Shares issued in reinvestment of realized gains	89	982	–	–
Shares redeemed	(3,909)	(43,782)	(2,667)	(26,953)
Net increase	15,231	$170,682	7,268	$78,328

NOTE 5 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2010 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Growth Fund	$31,349,286	$45,623,072	$–	$–
MidCap Fund	$4,983,426	$2,819,811	$–	$–
Bond Fund	$129,199,652	$1,826,416	$75,110,918	$32,437,994

NOTE 6 - INCOME TAX INFORMATION
At May 31, 2010, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

				Net unrealized
		Unrealized	Unrealized	appreciation
	Federal tax cost	appreciation	depreciation	(depreciation)
Growth Fund	$117,944,258	$20,611,086	$(8,019,758)	$12,591,328
MidCap Fund	$11,545,954	$2,041,390	$(744,065)	$1,297,325
Bond Fund	$296,165,828	$7,836,150	$(1,312,383)	$6,523,767

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2010

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and paydown gains and losses from mortgage securities.

The tax components of distributions paid during the six-month period ended May 31, 2010 (unaudited) are:

	Ordinary	Long-term
	income	capital gains
	distributions	distributions
Growth Fund	$243,395	$–
MidCap Fund	$4,192	$56,071
Bond Fund	$3,441,716	$411,245

The tax components of distributions paid during the fiscal year ended November 30, 2009, capital loss carryforward as of November 30, 2009 and tax basis post-October losses as of November 30, 2009, which are not being recognized for tax purposes until the first day of the following fiscal year are:

	Ordinary	Long-term
	income	capital gains	Net capital loss	Post-October
	distributions	distributions	carryforward*	losses
Growth Fund	$1,952,982	$–	$126,691,453	$74,237
MidCap Fund	$18,875	$–	$–	$–
Bond Fund	$3,760,610	$–	$–	$244

* The Growth Fund has capital losses in the amount of $78,936,169 and $47,755,284 which expire on November 30, 2016 and November 30, 2017, respectively.

NOTE 7 - INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On January 28, 2010, the Audit Committee of the Board of Directors of the Funds approved the engagement of Cohen Fund Audit Services, Ltd. (“Cohen”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending November 30, 2010.

During the Funds’ fiscal years ended November 30, 2008 and November 30, 2009 and through January 28, 2010, neither the Funds, nor any of the Growth Fund, MidCap Fund or Bond Fund, nor anyone on any of their behalf, consulted with Cohen regarding: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) any matter that was the subject of a disagreement or a reportable event.

The selection of Cohen does not reflect any disagreements with or dissatisfaction by the Funds or the Audit Committee or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, PricewaterhouseCoopers, LLP (“PwC”). The January 28, 2010 decision to dismiss PwC, effective as of the completion of the Funds’ audit for the fiscal year ended November 30, 2009, was approved by the Audit Committee of the Board of Directors of the Funds.

PwC’s reports on the Funds’ financial statements for the fiscal years ended November 30, 2008 and November 30, 2009 did not contain any adverse opinion or disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope, or accounting principles. During the Funds’ fiscal years ended November 30, 2008 and November 30, 2009 and through January 28, 2010: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreement in connection with its reports on the Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2010		Year Ended November 30,
	(Unaudited)		2009	2008	2007	2006	2005
GROWTH FUND

Net Asset Value, Beginning of Period	$27.04		$19.75	$45.86	$49.95	$45.85	$46.03
Income from Investment Operations
Net investment income	0.01		0.07	0.29	0.36	0.35	0.27
Net realized and unrealized gains (losses)
on investments	0.03		7.51	(19.59)	(2.49)	5.14	0.54
Total from Investment Operations	0.04		7.58	(19.30)	(2.13)	5.49	0.81
Less Distributions
Distributions from net investment income	(0.05)		(0.29)	(0.41)	(0.34)	(0.27)	(0.44)
Distributions from net realized gains	–		–	(6.40)	(1.62)	(1.12)	(0.55)
Total Distributions	(0.05)		(0.29)	(6.81)	(1.96)	(1.39)	(0.99)

Net Asset Value, End of Period	$27.03		$27.04	$19.75	$45.86	$49.95	$45.85

Total Return	0.13%	(a)	38.88%	(49.29% )	(4.52% )	12.32%	1.76%

Ratios/Supplemental Data
Net assets, end of period (millions)	$130.7		$144.1	$133.9	$533.9	$759.0	$1,030.7
Ratios to average net assets:
Ratio of expenses	1.38%	(b)	1.54%	1.27%	1.13%	1.12%	1.08%
Ratio of expenses without reimbursement†	1.38%	(b)	1.54%	1.27%	1.13%	1.12%	1.09%
Ratio of net investment income	0.03%	(b)	0.32%	0.56%	0.62%	0.63%	0.50%
Ratio of net investment income
without reimbursement†	0.03%	(b)	0.32%	0.56%	0.62%	0.63%	0.49%
Portfolio turnover rate	22%	(a)	63%	43%	29%	17%	20%

†	Before directed brokerage credits.
(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month			March 31, 2008
	Period Ended			(inception)
	May 31, 2010		Year Ended	through
	(Unaudited)		November 30, 2009	November 30, 2008
MIDCAP FUND

Net Asset Value, Beginning of Period	$9.39		$6.18	$10.00
Income from Investment Operations
Net investment income	–		0.01	0.04
Net realized and unrealized gains (losses)
on investments	1.01		3.25	(3.86)
Total from Investment Operations	1.01		3.26	(3.82)
Less Distributions
Distributions from net investment income	–		(0.05)	–
Distributions from net realized gains	(0.05)		–	–
Total Distributions	(0.05)		(0.05)	–

Net Asset Value, End of Period	$10.35		$9.39	$6.18

Total Return	10.89%	(a)	53.04%	(38.20%	)(a)

Ratios/Supplemental Data
Net assets, end of period (millions)	$12.8		$9.6	$2.3
Ratios to average net assets:
Ratio of expenses	1.30%	(b)	1.30%	1.30%	(b)
Ratio of expenses without reimbursement	2.58%	(b)	4.21%	8.40%	(b)
Ratio of net investment income (loss)	(0.11%	)(b)	0.12%	0.79%	(b)
Ratio of net investment loss
without reimbursement	(1.39%	)(b)	(2.79% )	(6.30%	)(b)
Portfolio turnover rate	24%	(a)	61%	50%	(a)

(a) Calculated on a non-annualized basis.
(b) Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005
BOND FUND

Net Asset Value, Beginning of Period	$11.16		$9.24	$10.34	$10.26	$10.21	$10.68
Income from Investment Operations
Net investment income	0.17		0.63	0.62	0.48	0.44	0.39
Net realized and unrealized gains (losses)
on investments	0.24		2.01	(1.17)	0.08	0.11	(0.36)
Total from Investment Operations	0.41		2.64	(0.55)	0.56	0.55	0.03
Less Distributions
Distributions from net investment income	(0.18)		(0.72)	(0.55)	(0.48)	(0.41)	(0.42)
Distributions from net realized gains	(0.08)		–	–	–	(0.09)	(0.08)
Total Distributions	(0.26)		(0.72)	(0.55)	(0.48)	(0.50)	(0.50)

Net Asset Value, End of Period	$11.31		$11.16	$9.24	$10.34	$10.26	$10.21

Total Return	3.73%	(a)	30.05%	(5.63% )	5.64%	5.64%	0.29%

Ratios/Supplemental Data
Net assets, end of period (millions)	$308.3		$134.2	$44.0	$44.5	$32.5	$30.6
Ratios to average net assets:
Ratio of expenses	0.80%	(b)	0.75%	0.59%	0.59%	0.72%	0.80%
Ratio of expenses without reimbursement	0.92%	(b)	1.20%	1.18%	1.24%	1.30%	1.28%
Ratio of net investment income	3.91%	(b)	6.40%	6.38%	4.92%	4.42%	3.80%
Ratio of net investment income
without reimbursement	3.79%	(b)	5.95%	5.78%	4.26%	3.84%	3.31%
Portfolio turnover rate	1%	(a)	85%	110%	86%	51%	26%

(a) Calculated on a non-annualized basis.
(b) Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON PLUMB FUNDS

DIRECTORS
Donald A. Nichols - Chairman
John W. Feldt
Patricia Lipton
John W. Thompson

OFFICERS
John W. Thompson, CFA
President and Chief Executive Officer

Jason L. Stephens, CFA
Vice President

James T. Evans, CFA
Vice President

Penny M. Hubbard
Chief Financial Officer and Treasurer

Nedra S. Pierce
Chief Compliance Officer

Lesley T. Bailey
Secretary

INVESTMENT ADVISOR
Thompson Investment Management, Inc.
918 Deming Way
Madison, Wisconsin 53717

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Westlake, Ohio 44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson Plumb Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonplumb.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330. The Funds’ Forms N-Q are also available without charge, upon request, by calling 1-800-999-0887.

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Item 2. Code of Ethics.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

     Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

     The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of May 31, 2010 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

     The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 11. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

     The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference
12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 23rd day of July, 2010.

THOMPSON PLUMB FUNDS, INC.

By:	/s/	John W. Thompson
John W. Thompson, Chief Executive
Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 23rd day of July, 2010.

By:	/s/ John W. Thompson
John W. Thompson, Chief Executive
Officer and President (Principal
Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

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